DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) (USD $)	7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2010	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2012
Date of incorporation		Mar. 28, 2007		Mar. 28, 2007
Going Concern
Accumulated deficit				$ (10,727,675)
Net loss	(52,071)	(6,943,697)	(3,680,860)	(5,365,196)	(2,520,579)	(2,426,654)	(363,175)
MBM Agreement [Member]
Share Exchange Agreement
Common stock issued pursuant to agreement								18,369,421
Shares issued rate of outstanding stock								95.60%
Warrants assumed								780,511
Warrant value in shares								1,717,122
Debt converted								336,075
Shares issued upon debt exchange								309,595
Shares issued for services								36,000
Remaining common stock outstanding prior to Exchange								840,000
Five-year warrant share conversion into common shares								350,000
Five-year warrant exercise price								$ 1.40
Warrant purchase price								$ 21,000
Warrants received for services								12,500
Reserved shares under employee benefit plan								1,116,789
Converted options								507,500
Option purchase right, total shares								1,116,500
Option purchase right, exercise price per share								$ 0.68
Stock reserved following closing date								3,316,789
Minimum [Member]
Share Exchange Agreement
Warrant exercise price								$ 1.50
Minimum [Member]
Share Exchange Agreement
Warrant exercise price								$ 2.00